Segmented Information - Schedule of Segment Information for Operating Results (Details) $ in Thousands	12 Months Ended
	Mar. 31, 2026 USD ($) project property	Mar. 31, 2025 USD ($)
Schedule of Segment Information for Operating Results [Line Items]
Number of producing properties | property	2
Number of development and exploration projects | project	2
Revenue	$ 438,135	$ 298,895
Costs of mine operations	(184,427)	(175,344)
Income (loss) from mine operations	253,708	123,551
Other operating and investment items	(171,637)
Operating income (expenses)		(20,399)
Finance items, net	(1,656)	1,805
Income tax expenses	(47,493)	(26,188)
Net income (loss)	32,922	78,769
Attributable to:
Equity holders of the Company	(9,944)	58,190
Non-controlling interest	42,866	20,579
Ying Mining District [Member]
Schedule of Segment Information for Operating Results [Line Items]
Revenue	399,238	263,515
Costs of mine operations	(159,110)	(149,462)
Income (loss) from mine operations	240,128	114,053
Other operating and investment items	(4,479)
Operating income (expenses)		(2,748)
Finance items, net	2,114	1,704
Income tax expenses	(39,118)	(18,418)
Net income (loss)	198,645	94,591
Attributable to:
Equity holders of the Company	155,125	73,771
Non-controlling interest	43,520	20,820
GC Mine [Member]
Schedule of Segment Information for Operating Results [Line Items]
Revenue	38,897	35,380
Costs of mine operations	(25,248)	(24,117)
Income (loss) from mine operations	13,649	11,263
Other operating and investment items	(29)
Operating income (expenses)		(90)
Finance items, net	405	297
Income tax expenses	(2,308)	(2,983)
Net income (loss)	11,717	8,487
Attributable to:
Equity holders of the Company	11,600	8,402
Non-controlling interest	117	85
El Domo [Member]
Schedule of Segment Information for Operating Results [Line Items]
Costs of mine operations		(1,033)
Income (loss) from mine operations		(1,033)
Other operating and investment items	(1,046)
Operating income (expenses)		46
Finance items, net	(951)	(217)
Net income (loss)	(1,997)	(1,204)
Attributable to:
Equity holders of the Company	(1,752)	(903)
Non-controlling interest	(245)	(301)
Condor [Member]
Schedule of Segment Information for Operating Results [Line Items]
Costs of mine operations	(69)	(316)
Income (loss) from mine operations	(69)	(316)
Other operating and investment items	(114)
Operating income (expenses)		(6)
Finance items, net	27	3
Income tax expenses	(8)
Net income (loss)	(164)	(319)
Attributable to:
Equity holders of the Company	(163)	(315)
Non-controlling interest	(1)	(4)
Tulkubash And Kyzyltash
Schedule of Segment Information for Operating Results [Line Items]
Other operating and investment items	108
Finance items, net	1
Net income (loss)	109
Attributable to:
Equity holders of the Company	109
Other [Member]
Schedule of Segment Information for Operating Results [Line Items]
Costs of mine operations		(416)
Income (loss) from mine operations		(416)
Other operating and investment items	(166,077)
Operating income (expenses)		(17,601)
Finance items, net	(3,252)	18
Income tax expenses	(6,059)	(4,787)
Net income (loss)	(175,388)	(22,786)
Attributable to:
Equity holders of the Company	(174,863)	(22,765)
Non-controlling interest	$ (525)	$ (21)